BORROWINGS - Short-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Short-term debt disclosures
Long-term debt - current maturities	$ 6,239	$ 5,271
Total short-term debt	7,513	6,461
Commercial paper
Short-term debt disclosures
Short-term debt	$ 899	$ 600
Weighted-average interest rates for short-term loans (as a percent)	0.70%	0.40%
Short-term loans
Short-term debt disclosures
Short-term debt	$ 375	$ 590
Weighted-average interest rates for short-term loans (as a percent)	9.50%	5.20%